Cover	May 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2021
Entity File Number	001-40420
Entity Registrant Name	VIMEO, INC.
Entity Central Index Key	0001837686
Entity Tax Identification Number	85-4334195
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	555 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VMEO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	VIMEO HOLDINGS, INC.